Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 65,954,438
Financial assets at end of period	109,259,486	$ 65,954,438
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(55,464,647)	(49,479,880)
Increases (decreases) for the year	(15,167,707)	(10,047,000)
Amounts written off	(5,709,371)	(4,067,201)
Increases (decreases) in foreign currency translation differences	69,980	(4,968)
Financial assets at end of period	$ (64,853,003)	$ (55,464,647)